Net Income Per Limited Partner Unit (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	5 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended	4 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2013	Jan. 22, 2014	May 13, 2014 Subsequent Event [Member]	Jan. 22, 2014 Subsequent Event [Member]	Apr. 23, 2014 Subsequent Event [Member]	Feb. 13, 2014 Cash Distribution [Member]	Dec. 31, 2013 Cash Distribution [Member]	May 13, 2014 Cash Distribution [Member] Subsequent Event [Member]	Feb. 13, 2014 Cash Distribution [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Cash Distribution Paid Per Unit (dollars)				$ 0.2248	$ 0.2743		$ 0.1548
Distributions declared in total	$ 11.1 [1]	$ 27.3		$ 16.2	$ 21.1
Distribution paid, per unit								$ 0.2743	$ 0.2248
Total quarterly cash distribution paid			$ 21.1			$ 16.2

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.